CONTRACT ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
CONTRACT ASSETS
Schedule of contract assets

	2023	2024
Contract assets	2,877	2,603
Allowance for expected credit losses	(147)	(25)
Net	2,730	2,578
Current	(2,704)	(2,449)
Non-current	26	129